Provisions - Summary of Provisions (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Provisions [Abstract]
Warranties	$ 173		$ 132
Onerous contracts	67		19
Employee benefits	59		51
Others	5		5
Provisions	304		207	$ 267	$ 185
Current	207	$ 7	128
Noncurrent	$ 97	$ 3	$ 79